Stock-Based Compensation - Options valuation (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
TEMPO AUTOMATION INC
Fair value of option granted
Expected dividends		0.00%	0.00%
TEMPO AUTOMATION INC | Stock options
Fair value of option granted
Expected dividends	0.00%
Minimum [Member]
Fair value of option granted
Expected term		5 years
Minimum [Member] | TEMPO AUTOMATION INC
Fair value of option granted
Expected term			5 years 1 month 24 days
Expected volatility		61.44%	51.15%
Risk free interest rate		0.41%	0.27%
Price per share		$ 1.41	$ 1.01
Minimum [Member] | TEMPO AUTOMATION INC | Stock options
Fair value of option granted
Expected term	6 months
Expected volatility	55.92%
Risk free interest rate	1.54%
Maximum [Member] | TEMPO AUTOMATION INC
Fair value of option granted
Expected term		6 years 29 days	6 years 6 months 10 days
Expected volatility		67.12%	59.84%
Risk free interest rate		1.35%	1.63%
Price per share		$ 6.08	$ 1.46
Maximum [Member] | TEMPO AUTOMATION INC | Stock options
Fair value of option granted
Expected term	5 years 10 months 9 days
Expected volatility	66.32%
Risk free interest rate	3.00%